Intangible Assets and Goodwill - Impairment test for goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Goodwill impairment	R$ 0	R$ 0	R$ 0
Core segments
Intangible assets and goodwill
Value in use	3,695,227	R$ 2,372,829
Carrying amount	R$ 2,849,081
Discount rate (as a percent)	11.70%	11.10%
Core segments | Budget period
Intangible assets and goodwill
Growth rate (as a percent)	13.80%	9.20%
Core segments | Beyond budget period
Intangible assets and goodwill
Growth rate (as a percent)	3.30%	3.20%
Core segments | Gross margin | Decrease in basis points
Intangible assets and goodwill
Gross margin (as a percent)	79.20%
Core segments | Discount rate | Increase in basis points
Intangible assets and goodwill
Increase (decrease) in basis points	11.10%
Supplemental segments
Intangible assets and goodwill
Value in use	R$ 1,758,097	R$ 1,349,754
Carrying amount	R$ 853,142
Discount rate (as a percent)	12.90%	12.40%
Supplemental segments | Budget period
Intangible assets and goodwill
Growth rate (as a percent)	16.40%	17.30%
Supplemental segments | Beyond budget period
Intangible assets and goodwill
Growth rate (as a percent)	3.30%	3.20%
Supplemental segments | Gross margin | Decrease in basis points
Intangible assets and goodwill
Gross margin (as a percent)	85.90%
Supplemental segments | Discount rate
Intangible assets and goodwill
Discount rate (as a percent)	12.90%
Supplemental segments | Discount rate | Increase in basis points
Intangible assets and goodwill
Discount rate (as a percent)	12.40%